DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Significant Concentrations and Risks) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Exchange rate	6.9618
Net revenues [Member]
Concentration Risk [Line Items]
Concentration percentage	10.00%
Net revenues [Member] | Product concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	54.70%	54.10%	65.70%
Net revenues [Member] | Product concentration [Member] | Digital Arts [Member]
Concentration Risk [Line Items]
Concentration percentage	22.90%	28.70%	31.50%
Net revenues [Member] | Product concentration [Member] | Java [Member]
Concentration Risk [Line Items]
Concentration percentage	19.00%	18.30%	32.00%
Net revenues [Member] | Product concentration [Member] | K12 Computer Programming
Concentration Risk [Line Items]
Concentration percentage	12.80%	7.10%	2.20%
Net revenues [Member] | Geographic concentration [Member] | Beijing [Member]
Concentration Risk [Line Items]
Concentration percentage	13.80%	13.50%	13.60%